Share-based Payments - Summary of Option Activities under Plan and Changes, Equity-settled Arrangements (Detail)			12 Months Ended
	Aug. 07, 2018	Aug. 06, 2018	Dec. 31, 2018 USD ($) yr	Dec. 31, 2017 USD ($) yr	Dec. 31, 2016 USD ($) yr
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Units, Granted	1,296,470	956,470
Equity-settled arrangements [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Units, Beginning balance			369,620	23,250
Number of Units, Granted			828,000	127,500	23,250
Number of Units, Exercised			0	(30,308)
Number of Units, Forfeited, cancelled and expired			(239,436)	(23,879)
Number of units, Transfer from cash-settled arrangements				273,057
Number of Units, Ending balance			958,184	369,620	23,250
Weighted Average Exercise Price Per Unit, Beginning balance			$ 9.20	$ 8.10
Number of Units, Vested			296,351	381,282
Weighted Average Exercise Price Per Unit, Granted			$ 4.37	$ 8.10	$ 8.10
Weighted Average Exercise Price Per Unit, Exercised			0	8.10
Weighted Average Exercise Price Per Unit, Forfeited, cancelled and expired				8.10
Weighted Average Exercise Price Per Unit, Forfeited, cancelled and expired			9.91
Weighted Average Exercise Price Per Unit, Transfer from cash-settled arrangements				9.59
Weighted Average Exercise Price Per Unit, Ending balance			$ 4.85	$ 9.20	$ 8.10
Weighted average remaining contractual life | yr			2.26	0.70	0.80